INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES
INVENTORIES

6. INVENTORIES

         Inventories consist of the following:

	December 31,
	2014	2013
Prescription medications, OTC medications and medical supplies, and non-medical retail items	$110,464	$56,155
Raw materials	208	284
Finished goods	11	15

	$110,683	$56,454